Income and other taxes - Income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current tax recovery (expense):
Current period before undernoted items	$ (27,759)	$ (38,953)
Adjustments to prior years	2,563	144
Current tax recovery (expense)	(25,196)	(38,809)
Deferred tax recovery (expense):
Origination and reversal of temporary differences	89,301	31,389
Adjustments to prior years	(1,067)	(138)
Changes in tax rates	(5,031)	2,141
Other	4,098	943
Deferred tax recovery (expense)	87,301	34,335
Tax (expense) recovery	$ 62,105	$ (4,474)